CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details Narrative) - USD ($)		1 Months Ended
	May 06, 2014	Oct. 31, 2021	Sep. 30, 2021	Jul. 22, 2013	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Promissory notes					$ 205,000	$ 430,000	$ 411,748
Note mature	Mar. 31, 2014			May 06, 2016
Principal amount	$ 125,000			$ 25,000
Convertible debt instrument conversion price per share					$ 0.00417
Total					$ 465,396	957,160	1,000,927
Convertible Notes Payable [Member]
Total					465,396	957,160	1,100,000
Repaid principal amount			$ 115,000
Convertible promissory notes in default and remain unpaid					$ 317,000	324,009
Convertible Notes Payable [Member] | Minimum
Convertible debt instrument conversion price per share					$ 0.0019
Accrued interest					$ 170,000	$ 161,000	503,068
Debt instrument interest rate percentage					0.00%	0.00%
Convertible Notes Payable [Member] | Maximum
Convertible debt instrument conversion price per share					$ 22,500
Debt instrument interest rate percentage					18.00%	18.00%
Notes Payable
Repaid principal amount		$ 22,500
Convertible promissory notes in default and remain unpaid						$ 205,000
Notes Payable | Minimum
Accrued interest					$ 198,978	$ 204,912	$ 175,000
Debt instrument interest rate percentage					0.00%	0.00%
Notes Payable | Maximum
Debt instrument interest rate percentage					16.00%	16.00%